Summary of Significant Accounting Policies - Summary of Changes in Warranty Provision (Parenthetical) (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	[1]
Product Warranty Liability [Line Items]
Standard product warranty provision	$ 161	$ 27	$ 61
Maximum [Member]
Product Warranty Liability [Line Items]
Standard product warranty provision		$ 1	$ 1

[1]	Represents amount lower than $1.